STOCK OPTIONS (Details 2) - Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Dividend yield	0.00%	0.00%
Expected life		2 years
Expected volatility		140.00%
Risk free interest rate		0.02%
Minimum
Expected life	1 year
Expected volatility	70.00%
Risk free interest rate	0.78%
Maximum
Expected life	5 years
Expected volatility	200.00%
Risk free interest rate	2.60%